Total Revenues, Net Sales and Gross Profit by Product Line (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Information [Line Items]
Total revenues	$ 3,539,570	$ 2,957,951	$ 2,155,551
Net Sales	3,268,116	2,679,095	1,943,218
Gross profit (loss), Total	721,767	522,360	363,957
Corporate
Product Information [Line Items]
Gross profit (loss), Total	(6,167)	2,083	(1,491)
Aggregates
Product Information [Line Items]
Total revenues	2,017,761	1,805,824	1,527,986
Net Sales	1,793,660	1,570,022	1,347,486
Gross profit (loss), Total	467,053	324,093	259,054
Asphalt
Product Information [Line Items]
Total revenues	72,282	85,822	78,863
Net Sales	64,943	76,278	66,216
Gross profit (loss), Total	18,189	13,552	12,928
Ready Mixed Concrete
Product Information [Line Items]
Total revenues	657,088	431,229	146,085
Net Sales	655,788	430,519	146,079
Gross profit (loss), Total	42,942	39,129	8,337
Road Paving
Product Information [Line Items]
Total revenues	158,613	156,615	157,800
Net Sales	158,613	156,614	157,796
Gross profit (loss), Total	17,545	6,440	1,426
Aggregates Business
Product Information [Line Items]
Total revenues	2,905,744	2,479,490	1,910,734
Net Sales	2,673,004	2,233,433	1,717,577
Gross profit (loss), Total	545,729	383,214	281,745
Cement
Product Information [Line Items]
Total revenues	387,947	221,759
Net Sales	367,604	209,556
Gross profit (loss), Total	103,473	52,469
Magnesia Specialties
Product Information [Line Items]
Total revenues	245,879	256,702	244,817
Net Sales	227,508	236,106	225,641
Gross profit (loss), Total	$ 78,732	$ 84,594	$ 83,703